Notes Receivable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jul. 15, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 18, 2016
Deferred revenue, current		$ 17,198,000	$ 4,290,000
Deferred revenue, noncurrent		28,571,000	1,806,000
Net proceeds on sale		20,842,000
Loss on sale of securities		19,435,000	0	$ 0
Non-cash interest income		541,000	$ 222,000	$ 243,000
Interest Income and Discount Unwinding
Non-cash interest income		180,000
Hyundai Merchant Marine Co., Ltd.
Deferred revenue, current		12,102,000
Deferred revenue, noncurrent		28,571,000
Trading Securities					$ 40,277,000
Deferred revenue amortization		$ 5,537,000
Hyundai Merchant Marine Co., Ltd. | Container vessels | Restructuring Agreement
Charter Revenue	$ 38,461,000
Hyundai Merchant Marine Co., Ltd. | Senior Notes
Unsecured Notes					$ 5,932,000
Hyundai Merchant Marine Co., Ltd. | Senior Notes | Container vessels | Restructuring Agreement
Trading securities equity number of shares		3,657
Proceeds From Debt		$ 7,692,000
Debt Instrument Interest Rate		3.00%
Maturity Date		Jul. 31, 2024
Hyundai Merchant Marine Co., Ltd. | July 18, 2016 until December 31, 2019 | Container vessels | Restructuring Agreement
Charter Revenue		$ 24,400
Effective Date of Arrangements		Jul. 18, 2016
Termination date		Dec. 31, 2019
Hyundai Merchant Marine Co., Ltd. | From January 1, 2020 and thereafter | Container vessels | Restructuring Agreement
Charter Revenue		$ 30,500
Effective Date of Arrangements		Jan. 01, 2020